STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

Common stock

The common stock, par value $0.001 per share (the “Common Stock”), confers upon the holders the right to receive notice to participate and vote in general meetings of the Company, the right to receive dividends, if declared, and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, dissolution, or winding up of the Company.

Reverse stock split

On February 8, 2023, the Company effected a reverse stock split of its Common Stock at a ratio of 1 post-split share for every 20 pre-split shares. The Company’s Common Stock begin trading on a split-adjusted basis when the market opened on February 9, 2023 (the “Reverse Stock Split”).

At the effective time of the Reverse Stock Split, every 20 shares of the Company’s issued and outstanding Common Stock were converted automatically into one issued and outstanding share of Common Stock without any change in the par value per share. Stockholders holding shares through a brokerage account had their shares automatically adjusted to reflect the 1-for-20 Reverse Stock Split. The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s equity, except to the extent that the Reverse Stock Split resulted in a stockholder owning a fractional share. Any fractional share of a stockholder resulting from the Reverse Stock Split was rounded up to the nearest whole number of shares. Proportional adjustments were made to the number of shares of the Company’s Common Stock issuable upon exercise or conversion of the Company’s equity awards, warrants, and other convertible securities, as well as the applicable exercise or conversion price thereof. On February 16, 2023, the Company rounded up fractional shares to its nearest whole number of 15,726 shares. On March 31, 2024, the Company rounded up fractional shares to its nearest whole number of 46 shares.

All references in this Quarterly Report on Form 10-Q to number of shares, price per share, and weighted average number of shares of Common Stock outstanding prior to the Reverse Stock Split have been adjusted to reflect the Reverse Stock Split on a retroactive basis, unless otherwise noted.

Issuance of Common Stock for cash through private placement

On August 30, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor for the issuance and sale in a private placement (the “Private Placement”) of 180,000 shares (the “Common Stock”) of Common Stock, pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 2,726,977 shares of Common Stock, with an exercise price of $0.0001 per share, A-1 Warrants (the “A-1 Warrants”) to purchase up to 2,906,977 shares of Common Stock, with an exercise price of $1.47 per share, and A-2 Warrants (the “A-2 Warrants” and together with the A-1 Warrants, the “Warrants”) to purchase up to 2,906,977 shares of Common Stock with an exercise price of $1.47 per share. The A-1 Warrants are exercisable immediately upon issuance and expire March 1, 2029. The A-2 Warrants are exercisable immediately upon issuance and expire October 1, 2024. The combined purchase price for one Common Share and the accompanying Warrants was $1.72, and the combined purchase price for one Pre-Funded Warrant and the accompanying Warrants was $1.7199.

The net proceeds to the Company from the Private Placement were approximately $4,215,000, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Private Placement for general corporate purposes, including funding of the Company’s development programs, commercial planning, sales and marketing expenses, potential strategic acquisitions, general and administrative expenses, and working capital.

H.C. Wainwright & Co., LLC (“Wainwright”) served as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of July 5, 2023, between the Company and Wainwright (as amended, the “Engagement Letter”). As part of Wainwright’s compensation, we issued to Wainwright or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 218,023 shares of Common Stock at an exercise price equal to $2.15 per share. The Placement Agent Warrants are exercisable immediately upon issuance and expire March 1, 2029.

Stock-based compensation and Options

During the three-month and nine-month period ended September 30, 2024, 0 employee options were exercised. During the three and nine-month period ended September 30, 2023, 0 and 5,459 employee options were exercised, respectively.

During the three month and nine-month period ended September 30, 2024, 0 employee options were granted. During the three and nine-month period ended September 30, 2023, 0 employee options were granted.

The options granted to employees and board members were recorded at a fair value and vested over ten years. During the three and nine-month period ended September 30, 2024, stock-based compensation expense of $29 and $165 was recorded for options that vested, respectively. During the three and nine-month period ended September 30, 2023, stock-based compensation expense of $36 and $169 was recorded for options that vested, respectively.

	Shares Under Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding – December 31, 2022	147,619	$24.42	7.24
Granted	-	-	-
Expired	(3,000)	39.20	0.51
Exercised	(5,459)	1.40	0.24
Outstanding – March 31, 2023	139,160	$25.01	6.91
Granted	-	-	-
Exercised	-	-	-
Outstanding – June 30, 2023	139,160	$25.01	6.91
Granted	-	-	-
Exercised	-	-	-
Outstanding – September 30, 2023	139,160	$25.01	6.91

Outstanding – December 31, 2023	112,685	$13.10	8.41
Granted	90,000	0.90	9.82
Exercised	-	-	-
Expired	(36)	39.2	0.16
Outstanding – March 31, 2024	202,650	$7.67	8.90
Granted	-	-	-
Exercised	-	-	-
Outstanding – June 30, 2024	202,650	7.67	8.90
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding – September 30, 2024	202,650	7.67	8.90

Warrants

On August 30, 2023, the Company granted (a) Pre-Funded Warrants to purchase up to 2,726,977 shares of Common Stock with an exercise price of $0.0001 per share, (b) A-1 Warrants to purchase up to 2,906,977 shares of Common Stock with an exercise price of $1.47 per share, and (c) A-2 Warrants to purchase up to 2,906,977 shares of Common Stock with an exercise price of $1.47 per share, for a total of 8,540,931 warrants, in conjunction with the Private Placement disclosed above. The A-1 Warrants and A-2 Warrants are exercisable immediately upon issuance and expire on March 1, 2029 and October 1, 2024, respectively.

For the same Private Placement, the Company granted Placement Agent Warrants to Wainwright, or its designees, to purchase up to an aggregate of 218,023 shares of Common Stock at an exercise price equal to $2.15 per share. The Placement Agent Warrants are exercisable immediately upon issuance and expire March 1, 2029.

For the nine months ended September 30, 2024 and 2023, there were 995,000 and 8,758,954 warrants granted, respectively. For the three months ended September 30, 2024 and 2023, there were 257,000 and 0 warrants exercised and/or cancelled, respectively

Warrants
Outstanding – December 31, 2022	78,252
Granted	8,758,954
Exercised	-
Canceled	-
Expired	-
Outstanding – September 30, 2023	8,837,206

Outstanding – December 31, 2023	8,633,229
Granted	-
Exercised	(995,000)
Canceled	-
Expired	(12,000)
Outstanding – September 30, 2024	7,626,229

NOTE 6 - STOCKHOLDERS’ EQUITY

Common Stock

The common stock confers upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared, and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, dissolution or winding up of the Company.

Reverse stock split

On February 8, 2023, the Company effected a reverse stock split of its common stock at a ratio of 1 post-split share for every 20 pre-split shares. The Company’s common stock begin trading on a split-adjusted basis when the market opened on February 9, 2023 (the “Reverse Stock Split”).

At the effective time of the Reverse Stock Split, every 20 shares of the Company’s issued and outstanding common stock were converted automatically into one issued and outstanding share of common stock without any change in the par value per share. Stockholders holding shares through a brokerage account had their shares automatically adjusted to reflect the 1-for-20 Reverse Stock Split. The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s equity, except to the extent that the Reverse Stock Split resulted in a stockholder owning a fractional share. Any fractional share of a stockholder resulting from the Reverse Stock Split was rounded up to the nearest whole number of shares. Proportional adjustments were made to the number of shares of the Company’s common stock issuable upon exercise or conversion of the Company’s equity awards, warrants and other convertible securities, as well as the applicable exercise or conversion price thereof. On February 16, 2023, the Company rounded up fractional shares to its nearest whole number of 15,726 shares.

All references in this Report to number of shares, price per share and weighted average number of shares of common stock outstanding prior to the Reverse Stock Split have been adjusted to reflect the Reverse Stock Split on a retroactive basis, unless otherwise noted.

Issuance of common stock for cash

On November 29, 2022, the Company entered into a Securities Purchase Agreement with certain institutional investors pursuant to which the Company agreed to sell in a registered direct offering (the “Offering”), 240,000 shares of the Company’s common stock at an offering price of $10.00 per share. The Company received net proceeds from the sale of this offering, after deducting placement agent fees and expenses and offering expenses payable by the Company, of approximately $2.1 million. The Company intends to use the net proceeds for general working capital purposes.

On October 6, 2022, the Company entered into an engagement letter with H.C. Wainwright & Co., LLC (the “Wainwright”), pursuant to which Wainwright agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the Offering. The Company will pay Wainwright an aggregate cash fee equal to 7.5% of the gross proceeds of the Offering, a management fee equal to 1.0% of the gross proceeds of the Offering, a non-accountable expense allowance of $50,000 and $15,950 for clearing fees. Additionally, the Company has agreed to issue Wainwright or its designees as compensation, warrants to purchase up to 18,000 shares of common stock. The warrants expire on November 29, 2027, and have an exercise price of $12.50 per share.

Issuance of common stock for cash through private placement

On August 30, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor for the issuance and sale in a private placement (the “Private Placement”) of 180,000 shares (the “Common Shares”) of common stock, par value $0.001 per share (the “Common Stock”), pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 2,726,977 shares of common stock, with an exercise price of $0.0001 per share, A-1 Warrants (the “A-1 Warrants”) to purchase up to 2,906,977 shares of Common Stock, with an exercise price of $1.47 per share, and A-2 Warrants (the “A-2 Warrants” and together with the A-1 Warrants, the “Warrants” ) to purchase up to 2,906,977 shares of Common Stock with an exercise price of $1.47 per share. The A-1 Warrants are exercisable immediately upon issuance and expire March 1, 2029. The A-2 Warrants are exercisable immediately upon issuance and expire October 1, 2024. The combined purchase price for one Common Share and the accompanying Warrants was $1.72, and the combined purchase price for one Pre-Funded Warrant and the accompanying Warrants was $1.7199.

The net proceeds to the Company from the Private Placement are approximately $4,215,000, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Private Placement for general corporate purposes, including funding of our development programs, commercial planning and sales and marketing expenses, potential strategic acquisitions, general and administrative expenses and working capital.

H.C. Wainwright & Co., LLC (“Wainwright”) served as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of July 5, 2023, as amended, between us and Wainwright (the “Engagement Letter”). As part of Wainwright’s compensation, we issued to Wainwright or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 218,023 shares of Common Stock at an exercise price equal to $2.15 per share. The Placement Agent Warrants are exercisable immediately upon issuance and expire March 1, 2029.

Series F Preferred Stock

On September 13, 2022, the Board declared a dividend of one one-thousandth of a share of Series F Preferred Stock, par value $0.001 per share (“Series F Preferred Stock”), for each one share of the Company’s common stock, par value $0.001 per share, to stockholders of record at 5:00 p.m. Eastern Time on October 14, 2022.

Each share of Series F Preferred Stock entitles the holder thereof to 1,000,000 votes per share (and, for the avoidance of doubt, each fraction of a share of Series F Preferred Stock has a ratable number of votes). Thus, each one-thousandth of a share of Series F Preferred Stock entitles the holder thereof to 1,000 votes. The outstanding shares of Series F Preferred Stock will vote together with the outstanding shares of common stock of the Company as a single class exclusively with respect to (1) any proposal to adopt an amendment to Certificate of Incorporation to reclassify the outstanding shares of common stock at a ratio specified in or determined in accordance with the terms of such amendment (the “Reverse Stock Split”) and (2) any proposal to adjourn any meeting of stockholders called for the purpose of voting on the Reverse Stock Split (the “Adjournment Proposal”). The Series F Preferred Stock is not entitled to vote on any other matter, except to the extent required under the Delaware General Corporation Law.

Unless otherwise provided on any applicable proxy or ballot with respect to the voting on the Reverse Stock Split or the Adjournment Proposal, the vote of each share of Series F Preferred Stock (or fraction thereof) entitled to vote on the Reverse Stock Split, the Adjournment Proposal or any other matter brought before any meeting of stockholders held to vote on the Reverse Stock Split and the Adjournment Proposal will be cast in the same manner as the vote, if any, of the share of common stock (or fraction thereof) in respect of which such share of Series F Preferred Stock (or fraction thereof) was issued as a dividend is cast on the Reverse Stock Split, the Adjournment Proposal or such other matter, as applicable, and the proxy or ballot with respect to shares of common stock held by any holder on whose behalf such proxy or ballot is submitted will be deemed to include all shares of Series F Preferred Stock (or fraction thereof) held by such holder. Holders of Series F Preferred Stock will not receive a separate ballot or proxy to cast votes with respect to the Series F Preferred Stock on the Reverse Stock Split, the Adjournment Proposal or any other matter brought before any meeting of stockholders held to vote on the Reverse Stock Split. All shares of Series F Preferred Stock that are not present in person or by proxy at any meeting of stockholders held to vote on the Reverse Stock Split and the Adjournment Proposal as of immediately prior to the opening of the polls at such meeting (the “Initial Redemption Time”) will automatically be redeemed in whole, but not in part, by the Company at the Initial Redemption Time without further action on the part of the Company or the holder of shares of Series F Preferred Stock (the “Initial Redemption”). Any outstanding shares of Series F Preferred Stock that have not been redeemed pursuant to an Initial Redemption will be redeemed in whole, but not in part, (i) if such redemption is ordered by the Board in its sole discretion, automatically and effective on such time and date specified by the Board in its sole discretion or (ii) automatically upon the approval by the Company’s stockholders of the Reverse Stock Split at any meeting of the stockholders held for the purpose of voting on such proposal (the “Subsequent Redemption” and, together with the Initial Redemption, the “Redemption”). As of December 31, 2023, both the Initial Redemption and the Subsequent Redemption have occurred. As a result, no shares of Series F Preferred Stock remain outstanding.

Each share of Series F Preferred Stock redeemed in any redemption described above will be redeemed in consideration for the right to receive an amount equal to $0.10 in cash for each one hundred whole shares of Series F Preferred Stock that are “beneficially owned” by the “beneficial owner” (as such terms are defined in the Certificate of Designation) thereof as of the applicable redemption time and redeemed pursuant to such redemption, payable upon receipt by the Company of a written request submitted by the applicable holder to the corporate secretary of the Company (each a “Redemption Payment Request”) following the applicable redemption time. Such Redemption Payment Request shall (i) be in a form reasonably acceptable to the Company (ii) set forth in reasonable detail the number of shares of Series F Preferred Stock beneficially owned by the holder at the applicable redemption time and include evidence reasonably satisfactory to the Company regarding the same, and (iii) set forth a calculation specifying the amount in cash owed to such Holder by the Company with respect to the shares of Series F Preferred Stock that were redeemed at the applicable redemption time. However, the redemption consideration in respect of the shares of Series F Preferred Stock (or fractions thereof) redeemed in any redemption described above: (i) will entitle the former beneficial owners of less than one hundred whole shares of Series F Preferred Stock redeemed in any redemption to no cash payment in respect thereof and (y) will, in the case of a former beneficial owner of a number of shares of Series F Preferred Stock (or fractions thereof) redeemed pursuant to any redemption that is not equal to a whole number that is a multiple of one hundred, entitle such beneficial owner to the same cash payment, if any, in respect of such redemption as would have been payable in such redemption to such beneficial owner if the number of shares (or fractions thereof) beneficially owned by such beneficial owner and redeemed pursuant to such redemption were rounded down to the nearest whole number that is a multiple of one hundred (such, that for example, the former beneficial owner of 150 shares of Series F Preferred Stock redeemed pursuant to any redemption will be entitled to receive the same cash payment in respect of such redemption as would have been payable to the former beneficial owner of 100 shares of Series F Preferred Stock redeemed pursuant to such redemption).

No shares of Series F Preferred Stock may be transferred by the holder thereof except in connection with a transfer by such holder of any shares of common stock held by such holder, in which case a number of one one-thousandths (1/1,000ths) of a share of Series F Preferred Stock equal to the number of shares of common stock to be transferred by such holder will be automatically transferred to the transferee of such shares of common stock. The holders of Series F Preferred Stock, as such, are not entitled to receive dividends of any kind.

The Certificate of Designation was filed with the Delaware Secretary of State and became effective on September 14, 2022.

As described in the proxy statement filed on October 31, 2022, holders of The Company’s common stock and Series F Preferred Stock as of the close of business on October 17, 2022, are entitled to vote on the amendment to the Company’s Certificate of Incorporation to effect, at the discretion of the Company’s Board but prior to the six-month anniversary of the date on which the reverse stock split is approved by the Company’s stockholders at the Annual Meeting, a reverse stock split of all of the outstanding shares of the Company’s common stock at a ratio in the range of 1-for-2 to 1-for-50, with such ratio to be determined by the Board in its discretion and included in a public announcement, and the proposal to adjourn the Annual Meeting to a later date at the Annual Meeting held on December 15, 2022.

Stock-based compensation and options

On February 28, 2014, stockholders approved the NanoVibronix, Inc. 2014 Long-Term Incentive Plan (the “2014 Plan”), which was adopted by the Board on February 19, 2014. As of December 31, 2022, under the 2014 Plan, 4,864,286 shares of our common stock were reserved for issuance. On February 9, 2023, the Company effected a one-for-twenty reverse stock split of common stock. Consequently, the number of shares of common stock of the Company reserved for issuance pursuant to awards under the 2014 Plan was reduced to 243,214 shares. As of December 31, 2023, there were 130,529 shares of common stock available to be issued under the plan.

During the years ended December 31, 2023 and 2022, 5,459 and 1,256 employee options were exercised, 80,000 and 21,875 options were granted, 105,425 and 0 options were forfeited and 4,050 and 0 options were expired, respectively. The options granted during 2023 and 2022 vest at different schedules ranging from date granted to 9 years and were recorded at fair values of approximately $87,000 and $201,000, respectively. The maximum contractual term for granted options is 10 years. During the years ended December 31, 2023 and 2022, stock-based compensation expense of approximately $292,000 and $148,000 was recorded for options that vested, respectively.

	Shares Under Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding – December 31, 2022	147,619	$24.42	7.24
Granted	80,000	1.24	9.89
Forfeited	(105,425)	19.76	7.24
Expired	(4,050)	34.01	1.31
Exercised	(5,459)	1.40	0.76
Outstanding – December 31, 2023	112,685	13.10	8.41
Exercisable – December 31, 2023	108,691	12.90	8.44

The outstanding options had no aggregate intrinsic value as of December 31, 2023 and 2022. The intrinsic value is calculated as the difference between the exercise price and the market value of the shares on the balance sheet date. The market values based on the closing bid price as of December 31, 2023 and 2022 was $1.15 and $5.04, respectively.

The fair value for options granted in 2023 and 2022 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following underlying assumptions:

	2023	2022
Price at valuation	$1.20 – 1.24	$0.45 – 0.78
Exercise price	$1.20 – 1.24	$0.45 – 0.78
Risk free interest	3.83 – 4.42%	2.32 – 3.58%
Expected term (in years)	5	5
Volatility	133.1 – 133.6%	125.3 – 127.9%

The total stock-based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table.

	Year Ended
	December 31,
	2023	2022

Research and development	$6,000	$6,000
Selling and marketing	28,000	25,000
General and administrative	258,000	323,000
Total	$292,000	$354,000

As of December 31, 2023, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was approximately $123,000, which is expected to be recognized over a weighted average period of approximately 0.97 years.

Warrants

On June 14, 2022, the Company issued warrants to two sales consultants to purchase 12,500 shares of common stock which will expire on June 14, 2029 and have an exercise price of $20.00 per share. Accordingly, expense related to these warrants in the amount of $135,000 was recorded with a corresponding increase in additional paid in capital.

On September 30, 2022, the Company and the two sales consultants mutually agreed to cancel the latter’s annual stock warrants to purchase 12,500 shares of common stock. Accordingly, expense related to these warrants were reversed in the amount of $135,000 with a corresponding decrease in additional paid in capital.

On November 29, 2022, the Company granted 18,000 warrants to purchase Company’s common stock in conjunction with the private placements.

On August 30, 2023, the Company granted (a) Pre-Funded Warrants to purchase up to 2,906,977 shares of Common Stock with an exercise price of $0.0001 per share, (b) A-1 Warrants to purchase up to 2,906,977 shares of Common Stock with an exercise price of $1.47 per share and (c) A-2 Warrants to purchase up to 2,906,977 shares of Common Stock with an exercise price of $1.47 per share, or a total of 8,540,931 warrants, in conjunction with the Private Placement disclosed above. The A-1 Warrants and A-2 Warrants are exercisable immediately upon issuance and expire on March 1, 2029 and October 1, 2024, respectively.

For the same Private Placement, the Company granted Placement Agent Warrants to Wainwright, or its designees, to purchase up to an aggregate of 218,023 shares of Common Stock at an exercise price equal to $2.15 per share. The Placement Agent Warrants are exercisable immediately upon issuance and expire March 1, 2029.

In estimating the warrants’ fair value, the Company used the following assumptions:

	2023	2022
Risk free interest	3.49%	0.34%
Dividend yield	0%	0%
Volatility	147.6%	60.7%
Contractual term (in years)	5	5

Warrants
Outstanding – December 31, 2021	115,467
Granted	30,500
Expired	(55,215)
Cancelled	(12,500)
Outstanding – December 31, 2022	78,252
Granted	8,758,954
Expired	-
Cancelled	(203,977)
Outstanding – December 31, 2023	8,633,229